SEGMENT INFORMATION	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 9:- SEGMENT INFORMATION

a.	Segment information:

	Three Months Ended March 31,
	2026	2025
Revenues from external customers	$7,133	$17,390
Less:
Cost of revenues	8,716	10,408
Research and development expenses	16,757	14,830
Sales and marketing expenses	2,275	1,721
General and administrative expenses	5,857	4,455
Financial income, net	(308)	(1,416)
Taxes on income	35	34

Segment loss	$26,199	$12,642

Other segment disclosures:
Depreciation and amortization expenses	$1,327	$1,377
Share-based compensation expenses	$3,712	$4,754
Interest income	$642	$807
Expenditures for segment assets	$1,356	$1,915
	March 31,	December 31,
	2026	2025
Assets:
Segment assets	$122,170	$138,452

b.	Geographic information:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location where the customers accept delivery of the products and services:

	Three Months Ended March 31,
	2026	2025
Europe, Middle East and Africa (*)	$3,849	$16,641
North America (**)	2,324	467
Israel	936	234
Asia Pacific	24	48

	$7,133	$17,390

(*)	Includes revenues from Germany in the amount of $3,812 and $16,641 for the three months ended March 31, 2026 and 2025, respectively.

(**)	Includes revenues from United States in the amount of $2,324 and $449 for the three months ended March 31, 2026 and 2025, respectively.

c.	Concentration of credit risk from major customers:

As of March 31, 2026, Customer A, Customer B and Customer C accounted for approximately 40%, 37% and 18% of the Company’s trade receivables.

As of December 31, 2025, Customer B accounted for approximately 73% of the Company’s trade receivables.